RELATED PARTY TRANSACTIONS - Schedule of Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 1	€ 2
Amounts affecting cost of sales	(40)	(32)
Amounts affecting operating expenses	(9)	(8)
Total net amount affecting the consolidated income statement	(48)	€ (38)
Amounts receivable, related party transactions	8		€ 3
Amounts payable, related party transactions	€ 31		€ 24